Payables, Accruals and Provisions - Schedule of Payables, Accruals and Provisions (Detail) - USD ($) $ in Millions	Jun. 30, 2022	Dec. 31, 2021
Disclosure Of Payables Accruals And Provisions [abstract]
Trade payables	$ 153	$ 227
Accruals	673	950
Provisions	99	107
Other current liabilities	28	42
Total payables, accruals and provisions	$ 953	$ 1,326	[1]

[1]	Amounts have been reclassified to reflect the current presentation.